REVENUE	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
REVENUE	REVENUE
Revenue is disaggregated based on how the nature, amount, timing and uncertainty of the revenue and cash flows are affected by economic factors.
For the year ended December 31, 2022, our top ten customers accounted for 50% of our revenue but no revenues were generated above 10% from a single customer. For the year ended December 31, 2021, our top ten customers accounted for 52% of our revenue and our two largest customers accounted for 13% and 10% of our revenue. For the year ended December 31, 2020, our top ten customers accounted for 55% of our revenue and our largest customer accounted for 20% of our revenue.
The Group presents revenue as disaggregated by market based on the location of the end user as follows:

	Year Ended December 31,
	2022	2021	2020
U.K. and Ireland	28,151	21,391	16,189
Other Europe	8,909	10,800	5,252
North America	35,923	7,484	3,959
Rest of the world	3,524	2,648	2,580
Total revenues	76,507	42,323	27,980
The Group presents disaggregated revenue by monetization type as follows:

	Year Ended December 31,
	2022	2021	2020
Performance marketing	61,983	37,803	27,093
Subscription	6,438	—	—
Advertising and other	8,086	4,520	887
Total revenues	76,507	42,323	27,980
The Group also tracks its revenues based on the product type from which it is derived. Revenue disaggregated by product type is as follows:

	Year Ended December 31,
	2022	2021	2020
Casino	50,923	35,632	24,135
Sports	25,086	6,188	3,210
Other	498	503	635
Total revenues	76,507	42,323	27,980